Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Discount rate	1.80%	1.25%	1.70%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	2.00%	1.80%	2.00%
Expected lifetime	DUS21	DUS14	DUS14
Expected turnover	5.00%	5.00%	5.00%